Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Reconciliation of Goodwill and Intangible Assets

			Other intangible assets
					Non-
			Customer	Trademarks	compete	Information
Note		Goodwill	relationships	and other	agreements	technology	Total
Cost
Balance at December 31, 2021		1,572,291	588,514	88,811	17,948	31,996	2,299,560
Additions through business combinations	5	59,188	38,121	3,846	3,727	46	104,928
Other additions		-	-	-	-	6,120	6,120
Disposals		-	-	(380)	-	-	(380)
Sale of business	6	(210,806)	(33,312)	(28,589)	(150)	(1,075)	(273,932)
Extinguishments		-	(61,985)	(19,058)	(836)	(1,321)	(83,200)
Effect of movements in exchange rates		(61,328)	(17,641)	(1,950)	(682)	(644)	(82,245)
Balance at December 31, 2022		1,359,345	513,697	42,680	20,007	35,122	1,970,851
Additions through business combinations	5	181,608	244,574	27,127	5,556	2,209	461,074
Other additions		-	-	-	-	2,758	2,758
Extinguishments		-	(7,203)	(7,820)	(2,524)	(1,029)	(18,576)
Effect of movements in
exchange rates		21,176	6,127	685	280	245	28,513
Balance at December 31, 2023		1,562,129	757,195	62,672	23,319	39,305	2,444,620

Amortization and impairment losses
Balance at December 31, 2021		147,480	287,578	45,675	7,666	18,240	506,639
Amortization		-	43,538	4,764	3,702	3,675	55,679
Disposals		-	-	(130)	-	-	(130)
Sale of business	6	(66,255)	(16,669)	(2,996)	(26)	(836)	(86,782)
Extinguishments		-	(61,985)	(19,058)	(836)	(1,321)	(83,200)
Effect of movements in exchange rates		(3,213)	(8,210)	(1,205)	(376)	(461)	(13,465)
Balance at December 31, 2022		78,012	244,252	27,050	10,130	19,297	378,741
Amortization		-	46,629	5,461	4,099	3,839	60,028
Extinguishments		-	(7,203)	(7,820)	(2,524)	(1,029)	(18,576)
Effect of movements in exchange rates
exchange rates		1,040	3,150	428	168	340	5,126
Balance at December 31, 2023		79,052	286,828	25,119	11,873	22,447	425,319

Net carrying amounts
At December 31, 2022		1,281,333	269,445	15,630	9,877	15,825	1,592,110
At December 31, 2023		1,483,077	470,367	37,553	11,446	16,858	2,019,301

Summary of Aggregate Carrying Amounts of Goodwill Allocated to Each Units	The aggregate carrying amounts of goodwill allocated to each unit are as follows:

Reportable segment / operating segment	December 31, 2023	December 31, 2022
Package and Courier	182,120	177,941
Less-Than-Truckload
Canadian Less-Than-Truckload	140,402	128,449
U.S. Less-Than-Truckload	3,375	-
Truckload
Canadian Truckload	109,593	87,604
Specialized Truckload*	599,292	546,674
Logistics	448,295	340,665
	1,483,077	1,281,333

* On August 31,2022, TFI International sold CFI’s Truckload, Temp Control and Mexican non-asset logistics businesses, operating primarily in the US-based Conventional TL operating segment. Subsequent to the sale, the remaining businesses operations in TFI International’s US-based Conventional TL operating segment, were transferred to the Specialized TL operating segment.

Summary of Pretax Discount Rates

In assessing value in use, the estimated future cash flows are discounted to their present value using pre-tax discount rates as follows:

Reportable segment / operating segment	2023	2022
Package and Courier	12.0%	11.5%
Less-Than-Truckload
Canadian Less-Than-Truckload	12.0%	11.5%
U.S. Less-Than-Truckload	11.4%	-
Truckload
Canadian Truckload	14.4%	13.9%
Specialized Truckload*	13.2%	12.7%
Logistics	11.4%	10.9%
* On August 31,2022, TFI International sold CFI’s Truckload, Temp Control and Mexican non-asset logistics businesses, operating primarily in the US-based Conventional TL operating segment. Subsequent to the sale, the remaining businesses operations in TFI International’s US-based Conventional TL operating segment, were transferred to the Specialized TL operating segment.